Oil and Gas Activities (Unaudited) - Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Proved	$ 0	$ 0
Unproved	0	0
Exploration Costs	311	1,563
Development Costs	338	8,023
Total, including asset retirement obligation	649	9,586
United States
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Proved	0	0
Unproved	0	0
Exploration Costs	162	1,079
Development Costs	338	7,749
Total, including asset retirement obligation	500	8,828
Australia
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Proved	0	0
Unproved	0	0
Exploration Costs	53	91
Development Costs	0	0
Total, including asset retirement obligation	53	91
United Kingdom
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Proved	0	0
Unproved	0	0
Exploration Costs	96	393
Development Costs	0	274
Total, including asset retirement obligation	$ 96	$ 667